[LOGO OF PUTNAM INVESTMENTS]













                                                  Lincoln National
                                                  Global Asset
                                                  Allocation Fund, Inc.
                                                  Annual Report
                                                  December 31, 1999

Lincoln National
Global Asset Allocation Fund, Inc.


Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

Lincoln National
Global Asset Allocation Fund, Inc.


Managed by:    [LOGO OF PUTNAM INVESTMENTS]


The Fund returned 11.4% for the year ended December 31, 1999, slightly underperforming its custom benchmark (50% S&P 500 Index; 30% Lehman Brothers Aggregate Bond Index; 10% Morgan Stanley EAFE Index; 10% Salomon Brothers World Government Bond Index*) return of 12.6%.

Overall, 1999 featured roaring global equity markets: the S&P 500 rose 21.1 %, while non-U.S. markets, as measured by the Morgan Stanley International Europe, Australia, Far East (EAFE) Index rose 27.3%. A broad recovery in economic growth and corporate profitability, led by technology around the world, helped propel global equities higher.

Portfolio performance was helped by very strong security selection in many of the underlying portfolios. Performance in the international equity and small-cap equity components was especially strong. Two factors in particular detracted from portfolio performance during the year. The tactical asset allocation decision to underweight equities early in the year was a drag on performance. The allocation to value equities also hurt returns as growth stocks vastly outperformed value stocks, and our value portfolio underperformed the value indices.

Looking ahead, while we believe that growth may slow, we expect the U.S. economy to remain relatively robust. Given continued U.S. economic strength and increasingly tight labor markets, it is likely that the Fed will remain active in early 2000 to ward off any threat of higher inflation. Technology and telecom stocks should continue to dominate international equity markets and we maintain our long-term commitment to these sectors despite near-term vulnerability following their recent rapid appreciation. With valuations stretched in many equity markets and with interest rates having risen worldwide, we favor a conservative portfolio strategy over the next few months.

William Landes, Ph.D


Growth of $10,000 invested 1/1/90 through 12/31/99

                                                     1/1/90  12/31/99
Global Asset Allocation Fund                        $10,000   $31,358
Lehman Brothers Government/Corporate Bond Index     $10,000   $23,825
S&P 500 Index                                       $10,000   $70,087
Morgan Stanley EAFE Index                           $10,000   $21,795
Salomon Brothers World Government Bond Index        $10,000   $25,441
Lehman Brothers Aggregate Bond Index                $10,000   $23,877


This chart illustrates, hypothetically, that $10,000 was invested in the Global Asset Allocation Fund on 1/1/90. As the chart shows, by December 31, 1999, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $31,358. For comparison, look at how the Indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return              Ended
on investments                     12/31/99
---------------------------------------------
One Year                           +11.36%
---------------------------------------------
Five Years                         +16.58%
---------------------------------------------
Ten Years                          +12.17%
---------------------------------------------

* MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australia and the Far East. Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. Lehman Brothers Gov't/Corp Bond Index - Measures performance of diversified, investment grade, bond issues. Salomon Brothers World Government Bond Index - A measurement of government bonds in ten global markets. Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corprate Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                         Global Asset Allocation Fund 1

Lincoln National
Global Asset Allocation Fund, Inc.

Statement of Net Assets
December 31, 1999

Investments:
                                                           Par             Market
Long-Term Debt Investments:                                Amount          Value
---------------------------------------------------------------------------------------
U.S. Government and Agency Obligations: 8.6%
Federal Home Loan Mortgage Corporation
  6.00%, 7/1/06                                            $  465,621      $  448,306
  8.50%, 7/1/28                                               374,135         385,944
  6.50%, 4/1/29                                               359,812         339,910
Federal National Mortgage Association
  5.75%, 4/15/03                                              620,000         602,469
  6.50%, 8/15/04                                            4,077,000       4,027,246
  7.50%, 7/1/07                                               190,237         190,118
  6.00%, 5/15/08                                            1,450,000       1,357,454
  6.63%, 9/15/09                                              855,000         831,410
  7.50%, 1/1/11                                               129,894         131,193
  7.00%, 10/1/11                                              636,970         632,192
  5.50%, 1/1/12                                                   516             484
  7.50%, 3/1/13                                               647,051         653,117
  6.00%, 6/1/14                                               367,557         349,065
  5.50%, 8/15/14                                              328,083         304,502
  8.50%, 10/1/18                                              104,153         106,822
  7.00%, 2/25/23                                              321,762         283,450
  8.50%, 12/1/24                                              311,465         320,615
  6.98%, 7/1/25                                                34,884          35,626
  8.00%, 3/1/26                                                40,857          41,342
  8.00%, 8/1/26                                               697,708         705,994
  8.50%, 11/1/26                                              457,324         470,758
  8.50%, 10/1/27                                              128,184         131,789
  6.50%, 3/1/28                                               713,914         674,872
  6.50%, 6/1/28                                               376,591         355,761
  6.50%, 7/1/28                                               113,827         107,495
  6.00%, 8/1/28                                               315,942         289,285
  6.50%, 8/1/28                                               459,946         434,361
  6.00%, 9/1/28                                                39,146          35,843
  6.50%, 9/1/28                                               554,820         523,958
  6.00%, 11/1/28                                               29,081          26,627
  6.00%, 11/1/28                                               81,155          74,308
Federal National Mortgage Association
Single Family #440725
  6.00%, 12/1/28                                              946,313         866,468
Federal National Mortgage Association
Single Family #445274
  6.00%, 12/1/28                                              741,722         679,139
Federal National Mortgage Association
Single Family #452782
  6.00%, 12/1/28                                            1,498,645       1,372,197
Federal National Mortgage Association
Single Family #485407
  6.00%, 12/1/28                                              379,396         358,055
Federal National Mortgage Association
Single Family #485861
  6.00%, 12/1/28                                              412,541         388,949
Federal National Mortgage Association
Single Family #496519
  6.00%, 12/1/28                                              547,103         516,157
Federal National Mortgage Association
Single Family #484977
  6.00%, 12/1/28                                              987,671         931,806
  6.50%, 6/1/29                                               603,188         568,316
  6.00%, 7/1/29                                             1,279,009       1,171,093
  8.00%, 7/1/29                                                32,585          32,860
  6.50%, 9/1/29                                               114,809         108,279
  8.00%, 9/1/29                                               245,025         247,015
  7.50%, 10/1/29                                               48,086          47,590
  8.50%, 10/1/29                                              150,015         153,859
  7.00%, 11/1/29                                            1,407,571       1,361,385
Government National Mortgage Association
#143581
  11.00%, 12/15/15                                              3,568           3,936
Government National Mortgage Association
#143928
  11.00%, 12/15/15                                             26,586          29,327

                                                            Par           Market
                                                            Amount        Value
U.S. Gov't. and Agency Obligations (Cont.)
---------------------------------------------------------------------------------------
Government National Mortgage Association
#136179
  11.00%, 12/15/15                                          $  42,998     $11,147,432
Government National Mortgage Association
#266887
  7.50%, 8/15/23                                              473,180         471,849
Government National Mortgage Association
#356681
  7.50%, 9/15/23                                              296,291         295,365
Government National Mortgage Association
#486874
  6.50%, 1/15/29                                               32,234          30,280
Government National Mortgage Association
#486844
  6.50%, 1/15/29                                              159,527         149,855
Government National Mortgage Association
  10.00%, 6/15/13                                             253,642         275,519
  9.50%, 12/15/17                                             258,388         275,506
  7.50%, 1/15/23                                              117,859         117,675
  7.50%, 8/15/23                                               65,322          65,139
  7.00%, 4/15/24                                              271,064         263,525
  10.00%, 3/15/25                                             348,985         379,085
  8.00%, 8/15/25                                              189,011         191,137
  7.00%, 4/15/26                                              204,982         198,833
  8.00%, 8/15/26                                                1,946           1,974
  7.00%, 10/15/26                                             206,025         199,200
  7.00%, 10/15/27                                             203,925         197,743
  6.50%, 3/15/28                                              339,610         319,233
  7.00%, 3/15/28                                              294,848         285,726
  7.00%, 4/15/28                                              990,000         957,207
  6.50%, 11/15/28                                              67,319          63,238
  6.50%, 2/15/29                                              195,019         183,196
  6.50%, 3/15/29                                              172,230         161,788
  6.50%, 5/15/29                                              500,050         469,734
U.S. Treasury Note
  6.13%, 12/31/01                                           6,370,000       6,356,428
  5.88%, 11/15/04                                           3,120,000       3,059,788
  6.00%, 8/15/09 (+)                                           85,000          82,401
  6.13%, 8/15/29 (+)                                        3,485,000       3,322,652
---------------------------------------------------------------------------------------
                                                                           42,130,255
Asset-Backed:  3.0%
---------------------------------------------------------------------------------------
Advanta 1997 A-7
  6.63%, 1/25/29                                              615,000         595,661
Advanta Mortgage Loan Trust
  6.69%, 4/25/17                                              408,096         399,907
  7.05%, 5/25/21                                              229,188         227,946
Amres 97-3A3
  6.60%, 1/25/18                                               33,949          33,817
Capital Equipment Receivables Trust
  6.28%, 6/15/00                                               30,189          30,190
CCIMT 1999-5A
  6.10%, 5/15/08                                              495,000         469,322
Chase Manhattan Bank - First Union National
Series 1999-1 Class A1
  7.13%, 7/15/07                                              763,139         756,462
Chemical Master Credit Card Trust #19962A
  5.98%, 9/15/08                                              660,000         625,617
Collateralized Mortgage Obligations
  9.00%, 11/20/20                                           1,015,471       1,041,935
Commercial Mortgage Acceptance Corporation
  6.57%, 12/15/30                                              45,000          43,348
Commercial Mortgage Asset Trust
Series 1999-C1 Class A4
  6.98%, 4/17/13                                              260,000         247,263
Credit Suisse First Boston Mortgage Securities
Series 1999-C1 A2
  7.29%, 9/15/09                                              190,000         187,031
Donaldson Lufkin Jenrette Commercial Mortgage
Series 1998-CG1 Class A1A
  6.11%, 12/10/07                                             182,453         172,553
Donaldson Lufkin Jenrette Commercial Mortgage
Series 1999-CG3 Class A1A
  7.12%, 9/10/09                                              193,319         191,990
Donaldson Lufkin Jenrette Commercial Mortgage
  7.34%, 9/10/09                                              495,000         487,730
FHLMC
  7.50%, 11/15/22                                             685,000         676,232

                         Global Asset Allocation Fund 2

                                                         Par             Market
Asset-Backed (Cont.)                                     Amount          Value
---------------------------------------------------------------------------------------
FHLMC
Series 2160 Class D
  6.00%, 9/15/25                                         $    959,702    $    904,483
GE Electric Mortgage Services
Series 1996-HE2 Class A4
  7.65%, 3/25/12                                              165,000         162,821
General Motors Acceptance Corp
Series 1999-C1 A2
  6.18%, 5/15/33                                              170,000         154,028
Government National Mortgage Association
  7.50%, 5/16/27                                            1,100,000       1,084,889
Green Tree Recreational
Series 1998-A A1C
  6.18%, 6/15/19                                              445,338         437,301
Green Tree Series 1998-2 A5
  6.24%, 3/18/28                                              870,000         854,231
Green Tree Financial 97-2 A6
  7.24%, 4/15/28                                              540,000         518,537
Green Tree 97-B A1
  6.55%, 7/15/28                                              381,441         381,894
GS Mortgage Securities II
  6.56%, 4/13/31                                              200,000         183,068
Lehman Brothers Commercial Conduit Mortgage Trust
Series 1999-C1 Class A2
  6.78%, 4/15/09                                              482,000         456,965
Lehman Brothers Commercial Conduit Mortgage Trust
Series 1999-C2 Class A1
  7.11%, 10/15/32                                             363,476         361,361
Lehman Brothers Commercial Conduit Mortgage Trust
Series 1999-C2 Class A2
  7.33%, 10/15/32                                             745,000         733,563
Merrill Lynch Mortgage Investors
Series 1998-C2 A1
  6.22%, 2/15/30                                              182,672         176,792
Morgan Stanley Capital I
  7.23%, 1/16/06                                              560,000         559,913
Morgan Stanley Capital I
Series 1998-HF1 Class A1
  6.19%, 1/15/07                                              125,057         119,201
Mortgage Capital Funding
Series 1998-MC1 Class A1
  6.42%, 6/18/07                                              169,011         163,813
PNC Mortgage Securities
  6.60%, 7/25/27                                              193,704         193,947
PP&L Transition Bond Company LLC
Series 1999-1 Class A7
  7.05%, 6/25/09                                              755,000         749,291
Standard Credit Card Master Trust
  7.25%, 4/7/08                                               260,000         257,444
The Money Store Home Equity Trust
Series 1996-A Class A5
  6.85%, 6/15/19                                               66,244          65,802
---------------------------------------------------------------------------------------
                                                                           14,706,348
Aerospace & Defense: 0.3%
---------------------------------------------------------------------------------------
Argo-Tech
  8.63%, 10/1/07                                               40,000          35,000
BE Aerospace
  8.00%, 3/1/08                                                55,000          47,713
  9.50%, 11/1/08                                               65,000          61,100
Boeing
  6.63%, 2/15/38                                              505,000         423,026
Continental Airlines
  9.50%, 12/15/01                                             175,000         177,625
K & F Industries
  9.25%, 10/15/07                                              15,000          14,400
L-3 Communications
  10.38%, 5/1/07                                               20,000          20,725
  8.00%, 8/1/08                                                20,000          18,225
Lockheed Martin
  7.25%, 5/15/06                                              680,000         647,405
---------------------------------------------------------------------------------------
                                                                            1,445,219
Automobile & Auto Parts: 0.4%
---------------------------------------------------------------------------------------
Aftermath Tech
  12.00%, 8/1/04                                               90,000          90,000
Chrysler
  7.45%, 2/1/97                                               170,000         159,098

                                                         Par             Market
                                                         Amount          Value
Automobile & Auto Parts (Cont.)
---------------------------------------------------------------------------------------
DaimlerChrysler
  7.20%, 9/1/09                                          $    170,000    $    167,201
Delphi Automotive Systems
  6.13%, 5/1/04                                               450,000         425,241
Dura Operating
  9.00%, 5/1/09                                                40,000          37,700
Federal Mogul
  7.38%, 1/15/06                                               40,000          37,147
  7.50%, 1/15/09                                               20,000          18,137
Ford Motor
  6.63%, 10/1/28                                               40,000          34,881
Hayes Lemmerz Intnational
  8.25%, 12/15/08                                              70,000          64,400
Hertz
  7.00%, 1/15/28                                              815,000         721,120
Lear
  9.50%, 7/15/06                                              100,000         102,000
Navistar International
  7.00%, 2/1/03                                               150,000         144,750
  8.00%, 2/1/08                                                85,000          81,813
Newcor
  9.88%, 3/1/08                                               100,000          60,000
Talon Automotive Group
  9.63%, 5/1/08                                                70,000          42,700
---------------------------------------------------------------------------------------
                                                                            2,186,188
Banking, Finance & Insurance: 2.0%
---------------------------------------------------------------------------------------
Aames Financial
  9.13%, 11/1/03                                               45,000          29,250
Advanta
  7.00%, 5/1/01                                               100,000          94,969
  6.92%, 1/28/02                                               90,000          82,604
AFC Capital Trust I
  8.21%, 2/3/27                                               425,000         397,032
Alaska Communications
  9.38%, 5/15/09                                              210,000         203,700
Amresco
  9.88%, 3/15/05                                               10,000           6,000
Bankamerica
  5.88%, 2/15/09                                              475,000         423,793
Chevy Chase Bank
  9.25%, 12/1/05                                               50,000          48,125
  9.25%, 12/1/08                                              100,000          94,000
CIT Group
  6.50%, 6/14/02                                              390,000         384,730
Citicorp
  6.38%, 11/15/08                                             345,000         319,529
Colonial Capital II
  8.92%, 1/15/27                                               35,000          31,400
Contifinancial**
  7.50%, 3/15/02                                              110,000          13,200
  8.13%, 4/1/08                                                70,000           8,400
Countrywide Home Loan
  6.25%, 4/15/09                                              500,000         449,421
Delta Financial
  9.50%, 8/1/04                                                50,000          32,500
Firstar Bank Milwaukee
  6.25%, 12/1/02                                              170,000         166,860
Fleet Financial Group
  7.38%, 12/1/09                                              575,000         563,706
Ford Motor Credit
  5.80%, 1/12/09                                              265,000         235,528
  7.38%, 10/28/09                                             455,000         450,406
General Motors Acceptance
  5.80%, 4/9/01                                               325,000         320,406
  5.75%, 11/10/03                                             305,000         289,942
Goldman Sachs
  7.35%, 10/1/09                                              590,000         576,716
GS Escrow
  7.13%, 8/1/05                                               110,000         100,031
Heller Financial
  6.00%, 3/19/04                                              450,000         425,973
Household Finance
  5.88%, 2/1/09                                               210,000         185,542
Imperial Credit Capital Trust I
  10.25%, 6/14/02                                              75,000          60,375
Imperial Credit Industries
  9.88%, 1/15/07                                               35,000          28,044

                         Global Asset Allocation Fund 3

                                                         Par             Market
                                                         Amount          Value
Banking, Finance & Insurance (Cont.)
---------------------------------------------------------------------------------------
Merita Bank Ltd.
  6.50%, 1/15/06                                         $    565,000    $    533,289
Merrill Lynch
  6.00%, 2/17/09                                              195,000         175,080
National Westminster Bank
  7.38%, 10/1/09                                              510,000         499,380
NationsBank
  6.88%, 2/15/05                                              875,000         857,823
Nationwide Credit
  10.25%, 1/15/08                                              10,000           6,100
Ocwen Capital Trust I
  10.88%, 8/1/27                                               10,000           6,350
Ocwen Federal Bank
  12.00%, 6/15/05                                               5,000           4,750
Ocwen Financial
  11.88%, 10/1/03                                               5,000           4,625
Orange Cogen Funding 144A
  8.18%, 3/15/22                                              110,000         103,939
Popular
  6.40%, 8/25/00                                              530,000         529,586
Premium Standard Farms
  11.00%, 9/17/03                                              20,211          18,443
Provident
  7.41%, 3/15/38                                              190,000         158,670
Provident Capital Trust I
  8.60%, 12/1/26                                               35,000          34,705
PRT Funding**
  11.63%, 4/15/04                                              40,000          26,750
Resource America
  12.00%, 8/1/04                                               50,000          42,000
Salomon Brothers
  7.30%, 5/15/02                                              395,000         396,979
Sovereign Bancorp
  10.50%, 11/15/06                                             60,000          61,050
Tanger Properties L.P.
  8.75%, 3/11/01                                              100,000          99,791
Toyota Motor Credit
  5.63%, 11/13/03                                             315,000         300,144
Webster Capital Trust I
  9.36%, 1/29/27                                                5,000           4,756
---------------------------------------------------------------------------------------
                                                                            9,886,392
Building & Materials: 0.1%
---------------------------------------------------------------------------------------
American Architectural
  11.75%, 12/1/07                                              10,000           2,900
American Standard
  7.38%, 2/1/08                                               125,000         115,938
Building Materials
  8.00%, 12/1/08                                              140,000         128,100
Continental Homes Holding
  10.00%, 4/15/06                                              35,000          35,306
D.R. Horton
  8.00%, 2/1/09                                                50,000          46,750
NCI Building Systems
  9.25%, 5/1/09                                                30,000          28,500
---------------------------------------------------------------------------------------
                                                                              357,494
Cable, Media & Publishing:  0.9%
---------------------------------------------------------------------------------------
Acme Television/Finance
  0.00%, 9/30/04 (1)                                           20,000          18,050
Adelphia Communications
  9.88%, 3/1/07                                                50,000          51,313
  8.38%, 2/1/08                                                40,000          37,300
Albritton Communications
  9.75%, 11/30/07                                             100,000         101,250
Allbritton Communications
Series B
  8.88%, 2/1/08                                               130,000         126,100
American Media
  10.25%, 5/1/09                                               30,000          30,375
Benedek Communications
  0.00%, 5/15/06 (1)                                          100,000          90,250
Century Communications
  9.50%, 3/1/05                                               105,000         106,050
Chancellor Media
  8.00%, 11/1/08                                              110,000         110,550
Charter Communications
  8.63%, 4/1/09                                               170,000         157,675

                                                         Par             Market
                                                         Amount          Value
Cable, Media & Publishing (Cont.)
---------------------------------------------------------------------------------------
Citadel Broadcasting
  10.25%, 7/1/07                                         $     20,000    $     21,200
  9.25%, 11/15/08                                              90,000          91,125
CSC Holdings
  9.25%, 11/1/05                                               10,000          10,325
  7.88%, 12/15/07                                              75,000          74,106
  7.25%, 7/15/08                                               40,000          37,981
  8.13%, 8/15/09                                               54,000          54,000
  8.13%, 7/15/09                                              100,000          99,963
  9.88%, 2/15/13                                              125,000         131,250
  7.88%, 2/15/18                                               20,000          19,064
Diva Systems
  0.00%, 3/1/08 (1)                                           170,000          50,150
Fox Family Worldwide
  9.25%, 11/1/07                                               65,000          60,288
Fox/Liberty Networks LLC
  8.88%, 8/15/07                                               50,000          51,250
Garden State Newspapers
  8.75%, 10/1/09                                              125,000         116,406
Golden Sky Systems
  12.38%, 8/1/06                                               40,000          42,800
Granite Broadcasting
  10.38%, 5/15/05                                              75,000          76,875
  8.88%, 5/15/08                                               55,000          53,488
Jones Intercable
  9.63%, 3/15/02                                               10,000          10,538
  8.88%, 4/1/07                                               174,000         182,700
  10.50%, 3/1/08                                               50,000          53,438
Knology Holdings
  11.88%, 10/15/07 (1)                                        120,000          79,200
Lamar Media
  9.63%, 12/1/06                                              110,000         113,575
  9.25%, 8/15/07                                              185,000         186,850
Lenfest Communications
  8.38%, 11/1/05                                               50,000          51,938
Logix Communications
  12.25%, 6/15/08                                              40,000          32,000
News America Holdings
  7.70%, 10/30/25                                             590,000         556,036
Outdoor Systems
  8.88%, 6/15/07                                              125,000         129,688
Pegasus Communications
  9.75%, 12/1/06                                               10,000          10,000
Pegasus Media
  12.50%, 7/1/05                                               50,000          53,750
Perry-Judd
  10.63%, 12/15/07                                             75,000          66,000
Radio One
  7.00%, 5/15/04 (1)                                            5,000           5,325
SFX Broadcasting
  10.75%, 5/15/06                                              82,000          89,483
SFX Entertainment
  9.13%, 2/1/08                                                30,000          28,425
  9.13%, 12/1/08                                               40,000          37,900
Sinclair Broadcast Group
  8.75%, 12/15/07                                             220,000         206,800
TCI Communications
  7.13%, 2/15/28                                              100,000          92,024
Time Warner
  8.88%, 10/1/12                                              360,000         389,606
United International Holdings
  0.00%, 2/15/08 (1)                                          110,000          70,400
United Pan Europe
  10.88%, 8/1/09                                              130,000         132,438
Verio
  11.25%, 12/1/08                                              30,000          31,650
Von Hoffman
  13.50%, 5/15/09                                              11,690          10,638
  10.38%, 5/15/07                                              40,000          39,300
Young Broadcasting
  8.75%, 6/15/07                                              200,000         191,000
---------------------------------------------------------------------------------------
                                                                            4,669,886
Chemicals: 0.4%
---------------------------------------------------------------------------------------
Dupont (EI) Nemour
  6.88%, 10/15/09                                             750,000         729,918
Geo Specialty Chemicals
  10.13%, 8/1/08                                               30,000          28,050

                         Global Asset Allocation Fund 4

                                                         Par             Market
Chemicals (Cont.)                                        Amount          Value
---------------------------------------------------------------------------------------
Huntsman
  8.33%, 7/1/07                                          $     50,000    $     46,313
Huntsman 144
  9.50%, 7/1/07                                                10,000           9,550
  10.13%, 7/1/09                                              130,000         134,550
ISP Holdings
  9.75%, 2/15/02                                               45,000          45,225
Lyondell Chemical
  9.63%, 5/1/07                                               210,000         216,300
Nova Chemicals
  7.40%, 4/1/09                                               400,000         373,841
Pioneer Americas Acquisition
  9.25%, 6/15/07                                               15,000          11,888
Polymer Group
  9.00%, 7/1/07                                                20,000          19,600
Scotts Company
  8.63%, 1/15/09                                               50,000          49,000
Sterling Chemical Holdings
  0.00%, 8/15/08 (1)                                           40,000          11,000
Union Carbide
  6.25%, 6/15/03                                              220,000         211,261
---------------------------------------------------------------------------------------
                                                                            1,886,496
Computers & Technology: 0.1%
---------------------------------------------------------------------------------------
Cellnet Data Systems**
  0.00%, 10/1/07                                              170,000          22,100
Concentric Network
  12.75%, 12/15/07                                             10,000          10,600
Exodus Communications
  11.25%, 7/1/08                                               10,000          10,400
Integrated Device Technology
  5.50%, 6/1/02                                                20,000          22,050
IPC Information Systems
  0.00%, 5/1/08 (1)                                            90,000          69,413
Psinet 144A
  10.50%, 12/1/06                                              30,000          30,450
Unisys
  12.00%, 4/15/03                                             130,000         139,100
  7.88%, 4/1/08                                               200,000         193,000
Viasystems
  9.75%, 6/1/07                                                75,000          41,250
Williams Communications Group
  10.88%, 10/1/09                                             130,000         136,500
---------------------------------------------------------------------------------------
                                                                              674,863
Consumer Products: 0.2%
---------------------------------------------------------------------------------------
Capstar Broadcasting
  0.00%, 2/1/09 (1)                                            85,000          75,225
Fortune Brands
  7.13%, 11/1/04                                              285,000         281,149
French Fragrance
  10.38%, 5/15/07                                              15,000          14,550
Home Interiors and Gifts
  10.13%, 6/1/08                                               20,000          17,100
Iron Age
  9.88%, 5/1/08                                                75,000          55,594
NBTY
  8.63%, 9/15/07                                              200,000         184,500
Revlon Consumer Products
  9.00%, 11/1/06                                               30,000          22,200
  8.63%, 2/1/08                                                75,000          38,250
Royster - Clark 144A
  10.25%, 4/1/09                                               30,000          27,675
United Stationer Supply
  12.75%, 5/1/05                                                7,000           7,543
William Carter Holdings 144A
  12.00%, 10/1/08                                              25,000          24,969
William Carter
  10.38%, 12/1/06                                             160,000         140,200
---------------------------------------------------------------------------------------
                                                                              888,955
Electronics & Electrical Equipment: 0.1%
---------------------------------------------------------------------------------------
Fairchild Semiconductor
  10.13%, 3/15/07                                              65,000          66,300
Flextronics International
  8.75%, 10/15/07                                              20,000          19,600
HCC Industries
  10.75%, 5/15/07                                              10,000           5,900

                                                         Par             Market
                                                         Amount          Value
Electronics & Electrical Equipment (Cont.)
---------------------------------------------------------------------------------------
Northeast Optic Network
  12.75%, 8/15/08                                        $     80,000    $     85,600
Verio
  10.38%, 4/1/05                                               60,000          60,975
Zilog
  9.50%, 3/1/05                                                45,000          41,850
---------------------------------------------------------------------------------------
                                                                              280,225
Energy: 0.5%
---------------------------------------------------------------------------------------
Amerada Hess
  7.88%, 10/1/29                                              420,000         408,975
Applied Power
  8.75%, 4/1/09                                                20,000          19,600
Belco Oil & Gas
  8.88%, 9/15/07                                               70,000          67,200
Benton Oil and Gas
  9.38%, 11/1/07                                                5,000           3,250
Cinergy
  6.13%, 4/15/04                                              475,000         444,170
CMS Panhandle
  6.13%, 3/15/04                                              295,000         278,973
Coastal
  6.95%, 6/2/28                                               440,000         381,436
Coda Energy  Series B
  10.50%, 4/1/06                                               65,000          66,463
Conoco Inc.
  5.90%, 4/15/04                                              395,000         377,164
DII Group
  8.50%, 9/15/07                                               10,000           9,913
Gulf Canada Resources
  9.63%, 7/1/05                                                60,000          61,350
Leviathan Gas
  10.38%, 6/1/09                                               20,000          20,775
Ocean Energy
  8.38%, 7/1/08                                                50,000          49,125
Ocean Energy Series B
  8.88%, 7/15/07                                               50,000          50,375
RBF Finance
  11.00%, 3/15/06                                             130,000         139,425
Seven Seas Petroleum
  12.50%, 5/15/05                                              30,000          12,075
Snyder Oil
  8.75%, 6/15/07                                               15,000          15,113
Vintage Petroleum
  9.75%, 6/30/09                                               80,000          82,800
---------------------------------------------------------------------------------------
                                                                            2,488,182
Environmental Services: 0.2%
---------------------------------------------------------------------------------------
Allied Waste North America
  7.63%, 1/1/06                                                30,000          27,300
  7.88%, 1/1/09                                               120,000         106,500
Allied Waste North America 144A
  10.00%, 8/1/09                                              160,000         143,200
Columbia Gas Systems
  7.32%, 11/28/10                                             500,000         470,685
Petroleum Geo-Services
  7.50%, 3/31/07                                              175,000         171,823
---------------------------------------------------------------------------------------
                                                                              919,508
Food, Beverage & Tobacco: 0.2%
---------------------------------------------------------------------------------------
Albecca
  10.75%, 8/15/08                                              40,000          27,600
Ameriserve Food Distributors**
  10.13%, 7/15/07                                              15,000           5,400
Aurora Foods
  9.88%, 2/15/07                                               40,000          40,800
  9.88%, 2/15/07                                               20,000          20,400
Doane Pet Care
  9.75%, 5/15/07                                               85,000          83,300
Pepsi Bottling Group
  7.00%, 3/1/29                                               520,000         472,322
Samsonite Corp
  0.00%, 1/0/00
  10.75%, 6/15/08                                              60,000          51,900
Southland Corp
  5.00%, 12/15/03                                              50,000          43,000
Triarc Consumer/Beverage
  10.25%, 2/15/09                                              50,000          47,875

                         Global Asset Allocation Fund 5

                                                         Par             Market
                                                         Amount          Value
Food, Beverage & Tobacco (Cont.)
---------------------------------------------------------------------------------------
Vlasic Foods International
  10.25%, 7/1/09                                         $     40,000    $     38,250
---------------------------------------------------------------------------------------
                                                                              830,847
Healthcare & Pharmaceuticals: 0.3%
---------------------------------------------------------------------------------------
Alaris Medical Systems
  9.75%, 12/1/06                                               50,000          44,438
Columbia/HCA Healthcare
  7.25%, 5/20/08                                               10,000           8,893
  8.36%, 4/15/24                                               20,000          18,475
  7.69%, 6/15/25                                               20,000          16,054
  6.63%, 7/15/45                                               80,000          75,401
Conmed
  9.00%, 3/15/08                                               30,000          27,263
Dade International
  11.13%, 5/1/06                                               40,000          39,200
Extendicare Health
  9.35%, 12/15/07                                              70,000          46,900
Fresenius Medical Capital Trust II
  7.88%, 2/1/08                                               150,000         136,875
Fresenius Medical Care
  9.00%, 12/1/06                                              190,000         182,875
Hudson Respiratory Care
  9.13%, 4/15/08                                               40,000          32,800
ICN Pharmaceutical
  9.25%, 8/15/05                                               70,000          69,125
  8.75%, 11/15/08                                              30,000          27,863
Integrated Health Services**
  9.50%, 9/15/07                                               70,000           5,600
  9.25%, 1/15/08                                               20,000           1,600
Mariner Post Acute Network**
  0.00%, 11/1/07                                               40,000             800
  9.50%, 11/1/07                                               60,000           2,100
Mediq
  0.00%, 6/1/09 (1)                                            40,000          14,000
  11.00%, 6/1/08                                               40,000          15,600
Multicare
  9.00%, 8/1/07                                               125,000          33,750
Paracelsus Healthcare
  10.00%, 8/15/06                                              50,000          28,250
Philip Morris
  7.50%, 4/1/04                                               350,000         343,258
Prime Hospitality
  9.75%, 4/1/07                                                40,000          39,000
Rab Enterprises
  10.50%, 5/1/05                                               60,000          42,000
Tenet Healthcare*
  8.00%, 1/15/05                                              125,000         120,561
  7.63%, 6/1/08                                                50,000          45,102
Triad Hospitals
  11.00%, 5/15/09                                              40,000          41,700
---------------------------------------------------------------------------------------
                                                                            1,459,483
Industrial Machinery: 0.2%
---------------------------------------------------------------------------------------
AEP Industries
  9.88%, 11/15/07                                              15,000          14,550
Ball
  7.75%, 8/1/06                                                40,000          39,200
  8.25%, 8/1/08                                                80,000          78,600
Jackson Products
  9.50%, 4/15/05                                               20,000          18,250
Lockheed Martin
  8.50%, 12/1/29                                              545,000         545,515
Motors and Gears
  10.75%, 11/15/06                                             40,000          38,450
Pogo Producing
  8.75%, 5/15/07                                                5,000           4,775
Safety Components International
  10.13%, 7/15/07                                              20,000          12,400
Tyco International Group SA
  6.25%, 6/15/03                                              190,000         182,342
Viasystems
  9.75%, 6/1/07                                                 5,000           2,750
---------------------------------------------------------------------------------------
                                                                              936,832
Leisure, Lodging & Entertainment: 0.3%
---------------------------------------------------------------------------------------
AMC Entertainment
  9.50%, 3/15/09                                               62,000          54,560

                                                         Par             Market
                                                         Amount          Value
Leisure, Lodging & Entertainment (Cont.)
---------------------------------------------------------------------------------------
Boyd Gaming
  9.50%, 7/15/07                                         $     50,000    $     49,750
Cinemark USA  Series B
  8.50%, 8/1/08                                                35,000          30,188
Cinemark USA
  9.63%, 8/1/08                                                50,000          46,250
Circus Circus
  6.45%, 2/1/06                                                30,000          26,503
Epic Resorts
  13.00%, 6/15/05                                              30,000          21,600
Fitzgerald Gaming**
  12.25%, 12/15/04                                             70,000          38,500
Harrahs Operating
  7.50%, 1/15/09                                              150,000         141,029
Hollywood Casino
  11.25%, 5/1/07                                               90,000          94,050
Hollywood Park
  9.25%, 2/15/07                                               30,000          29,775
Hollywood Park  Series B
  9.50%, 8/1/07                                                60,000          60,150
Horseshoe Gaming
  8.63%, 5/15/09                                               40,000          38,700
Host Marriot 144A
  8.38%, 2/15/06                                               20,000          18,925
Host Mar Travel Plaza
  9.50%, 5/15/05                                              130,000         135,038
Isle of Capri/Cap
  13.00%, 8/31/04                                              10,000          10,900
Mohegan Tribal
  8.13%, 1/1/06                                                50,000          49,125
Mohegan Tribal Gaming
  8.75%, 1/1/09                                                60,000          59,850
Park Place Entertainment
  8.50%, 11/15/06                                             100,000          99,000
Players International
  10.88%, 4/15/05                                              25,000          26,313
Premier Parks
  9.25%, 4/1/06                                               129,000         127,710
  9.75%, 6/15/07                                              100,000         100,000
Silver Cinemas
  10.50%, 4/15/05                                              40,000          16,800
Starwood Hotels and Resorts
  6.75%, 11/15/05                                             160,000         140,738
Sun International Hotels
  8.63%, 12/15/07                                              35,000          32,900
Trump-Atlantic City
  11.25%, 5/1/06                                              300,000         247,125
United Artists Theatre
  9.75%, 4/15/08                                              150,000          30,000
---------------------------------------------------------------------------------------
                                                                            1,725,479
Metals & Mining: 0.1%
---------------------------------------------------------------------------------------
AK Steel
  9.13%, 12/15/06                                              65,000          66,625
  7.88%, 2/15/09                                               60,000          57,150
Ameristeel
  8.75%, 4/15/08                                               50,000          50,375
Anker Coal Group PIK
  14.25%, 9/1/07                                              172,000          94,600
Continental Global Group
  11.00%, 4/1/07                                               30,000          15,900
National Steel
  9.88%, 3/1/09                                                80,000          82,200
WHX
  10.50%, 4/15/05                                              50,000          49,000
---------------------------------------------------------------------------------------
                                                                              415,850
Miscellaneous: 0.3%
---------------------------------------------------------------------------------------
Adelphia Communications PIK
  9.50%, 2/15/04                                                   81              80
Axia
  10.75%, 7/15/08                                              50,000          45,750
Blount
  13.00%, 8/1/09                                               80,000          84,400
Calair LLC/Calair Capital
  8.13%, 4/1/08                                               240,000         219,590
Coinmach
  11.75%, 11/15/05                                             50,000          51,625

                         Global Asset Allocation Fund 6

                                                         Par             Market
Miscellaneous (Cont.)                                    Amount          Value
---------------------------------------------------------------------------------------
Day International Group
  9.50%, 3/15/08                                         $     50,000    $     40,938
Decora Industries
  11.00%, 5/1/05                                               40,000          34,000
Iron Mountain
  10.13%, 10/1/06                                             150,000         153,750
  8.75%, 9/30/09                                              125,000         120,938
  8.25%, 7/1/11                                               100,000          92,000
Lodestar Holdings
  11.50%, 5/15/05                                              50,000          25,500
OutSourcing Solutions
  11.00%, 11/1/06                                              20,000          19,200
Paragon Corp Holdings
  9.63%, 4/1/08                                                20,000           6,050
Polymer Group
  8.75%, 3/1/08                                                40,000          38,800
PP&L Capital Funding
  5.90%, 10/16/00                                             785,000         774,962
---------------------------------------------------------------------------------------
                                                                            1,707,583
Packaging & Containers: 0.1%
---------------------------------------------------------------------------------------
Huntsman Packaging
  9.13%, 10/1/07                                               25,000          24,250
Owens-Illinois
  7.15%, 5/15/05                                               80,000          74,344
  8.10%, 5/15/07                                               25,000          23,958
  7.35%, 5/15/08                                               50,000          45,407
Riverwood International
  10.25%, 4/1/06                                               50,000          51,000
  10.88%, 4/1/08                                               85,000          84,150
Stone Container
  12.58%, 8/1/16                                               25,000          25,750
---------------------------------------------------------------------------------------
                                                                              328,859
Paper & Forest Products: 0.1%
---------------------------------------------------------------------------------------
Boise Cascade
  7.43%, 10/10/05                                              10,000           9,553
Georgia-Pacific
  7.75%, 11/15/29                                             405,000         384,298
Packaging Corporation of America
  9.63%, 4/1/09                                                80,000          82,500
Republic Group
  9.50%, 7/15/08                                               20,000          18,975
US Office Products
  9.75%, 6/15/08                                               60,000          32,100
---------------------------------------------------------------------------------------
                                                                              527,426
Real Estate: 0.1%
---------------------------------------------------------------------------------------
Atrium
  10.50%, 5/1/09                                               20,000          19,600
EOP Operating
  6.76%, 6/15/07                                              450,000         414,935
HMH Properties
  7.88%, 8/1/08                                               120,000         107,400
Toll Corp
  8.13%, 2/1/09                                                40,000          37,100
---------------------------------------------------------------------------------------
                                                                              579,035
Retail: 0.3%
---------------------------------------------------------------------------------------
Adams Outdoor Advertising
  10.75%, 3/15/06                                             125,000         130,781
Affinity Group
  11.00%, 4/1/07                                              115,000         111,263
Federated Department Stores
  8.50%, 6/15/03                                              475,000         490,163
FRD Acquisition
  12.50%, 7/15/04                                              10,000           5,100
French Fragrances
  10.38%, 5/15/07                                              10,000           9,700
Lowes
  6.50%, 3/15/29                                              475,000         394,425
Outdoor Systems
  9.38%, 10/15/06                                               5,000           5,250
Sealy Mattress
  0.00%, 12/15/07 (1)                                          20,000          14,100
Sears Roebuck Acceptance
  6.88%, 10/15/17                                             185,000         158,554

                                                         Par             Market
Retail (Cont.)                                           Amount          Value
---------------------------------------------------------------------------------------
Zale
  8.50%, 10/1/07                                         $     20,000    $     19,875
---------------------------------------------------------------------------------------
                                                                            1,339,211
Telecommunications: 1.1%
---------------------------------------------------------------------------------------
Allegiance Telecom
  0.00%, 2/15/08 (1)                                           60,000          43,800
  12.88%, 5/15/08                                              20,000          22,125
Birch Telecom
  14.00%, 6/15/08                                              30,000          30,450
BTI Telecom
  10.50%, 9/15/07                                             110,000         102,850
Carrier One Unit
  13.25%, 2/15/09                                              60,000          61,425
Covad Communications
  0.00%, 3/15/08 (1)                                           45,000          28,181
  12.50%, 2/15/09                                             120,000         125,100
Caprock Communications
  12.00%, 7/15/08                                              10,000          10,400
  11.50%, 5/1/09                                               30,000          30,900
Capstar Broadcasting
  9.25%, 7/1/07                                               150,000         152,063
Dobson Communications
  11.75%, 4/15/07                                              55,000          61,738
DTI Holdings
  0.00%, 3/1/08 (1)                                            40,000          14,000
Echostar DBS
  9.38%, 2/1/09                                               160,000         160,800
Econophone
  0.00%, 2/15/08                                              100,000          71,000
Exodus Communications
  10.75%, 12/15/09                                             70,000          71,225
Firstworld Communication
  0.00%, 4/15/08 (1)                                          140,000          76,300
Flag Limited
  8.25%, 1/30/08                                               30,000          27,600
Focal Communications
  0.00%, 2/15/08 (1)                                           80,000          53,000
Global Crossing
  9.63%, 5/15/08                                              200,000         199,500
GST Network Funding
  0.00%, 5/1/08 (1)                                           150,000          72,000
GST USA
  0.00%, 12/15/05 (1)                                          95,000          69,825
Hyperion Telecommunication
  0.00%, 4/15/03 (1)                                           25,000          22,313
  12.25%, 9/1/04                                               35,000          37,713
  12.00%, 11/1/07                                              80,000          84,600
ICG Services
  0.00%, 2/15/08 (1)                                          180,000          90,000
  0.00%, 5/1/08 (1)                                           165,000          82,706
Intermedia Communication
  8.50%, 1/15/08                                               80,000          73,800
Intelcom Group USA
  0.00%, 5/1/06 (1)                                            60,000          45,600
Intermedia Communications Series B
  0.00%, 7/15/07 (1)                                           50,000          37,500
ITC Deltacom
  11.00%, 6/1/07                                               23,000          24,438
KMC Telecom Holdings
  0.00%, 2/15/08 (1)                                          145,000          78,663
  13.50%, 5/15/09                                              70,000          69,125
L-3 Communications
  8.50%, 5/15/08                                               30,000          28,313
Long Distance International
  12.25%, 4/15/08                                              10,000           4,700
Level 3 Communications
  9.13%, 5/1/08                                               150,000         141,750
MCI Worldcom
  6.95%, 8/15/28                                              120,000         109,516
Mcleodusa
  8.13%, 2/15/09                                              100,000          93,500
Metromedia Fiber
  10.00%, 11/15/08                                            200,000         205,500
Nextel Communications
  12.00%, 11/1/08                                              90,000         101,138
  9.38%, 11/15/09                                             160,000         157,600
  10.50%, 12/1/09                                              80,000          82,400

                         Global Asset Allocation Fund 7

                                                         Par             Market
Telecommunications (Cont.)                               Amount          Value
---------------------------------------------------------------------------------------
Nextel International
  0.00%, 4/15/08 (1)                                     $    290,000    $    165,300
NTL Communications
  0.00%, 4/1/08 (1)                                           310,000         216,225
NTL Communications Series B
  11.50%, 10/1/08                                             310,000         337,125
Onepoint Communications
  14.50%, 6/1/08                                               20,000          12,850
Orbital Imaging
  11.63%, 3/1/05                                               40,000          26,200
Price Communication Wire
  9.13%, 12/15/06                                             110,000         112,750
Psinet
  11.00%, 8/1/09                                               70,000          72,450
Qwest Communications International
  0.00%, 10/15/07 (1)                                          35,000          28,438
RCN
  0.00%, 10/15/07 (1)                                          10,000           7,175
Rhythms Netconnections
  0.00%, 5/15/08 (1)                                           80,000          42,800
Sprint Capital
  6.90%, 5/1/19                                               440,000         401,554
Startec Global Communications
  12.00%, 5/15/08                                              40,000          34,000
Telecommunication Techniques
  9.75%, 5/15/08                                               30,000          27,600
Telecorp PCS
  0.00%, 4/15/09 (1)                                           60,000          37,950
Telehub Communications
  0.00%, 7/31/05 (1)                                           30,000           3,000
Teligent
  11.50%, 12/1/07                                              30,000          29,250
  0.00%, 3/1/08 (1)                                            50,000          29,375
Time Warner Telecommunications LLC
  9.75%, 7/15/08                                              100,000         103,750
Ucar Global Enterprises
  12.00%, 1/15/05                                              30,000          31,388
U.S. Unwired 144A
  0.00%, 11/1/09 (1)                                           60,000          35,700
US Xchange LLC
  15.00%, 7/1/08                                               30,000          25,500
Viatel
  11.25%, 4/15/08                                             109,000         109,000
Voicestream Wire 144A
  10.38%, 11/15/09                                            120,000         123,600
Winstar Communications
  10.00%, 3/15/08                                              20,000          19,200
  11.00%, 3/15/08                                             260,000         265,200
  15.00%, 3/1/07                                               40,000          54,000
Worldwide Fiber
  12.00%, 8/1/09                                               70,000          72,975
---------------------------------------------------------------------------------------
                                                                            5,479,512
Textiles, Apparel & Furniture: 0.0%
---------------------------------------------------------------------------------------
Fruit of the Loom**
  8.88%, 4/15/06                                               70,000           3,500
Galey & Lord
  9.13%, 3/1/08                                                70,000          15,750
Guess
  9.50%, 8/15/03                                                5,000           4,844
---------------------------------------------------------------------------------------
                                                                               24,094
Transportation & Shipping: 0.4%
---------------------------------------------------------------------------------------
Aviation Sales
  8.13%, 2/15/08                                               50,000          43,250
Burlington North Santa Fe
  6.13%, 3/15/09                                              480,000         432,523
Continental Airlines
  6.54%, 3/15/08                                              623,605         592,138
Johnstown America Industries
  11.75%, 8/15/05                                              75,000          76,313
Kitty Hawk
  9.95%, 11/15/04                                              20,000          19,850
Newport News Shipbuilding
  8.63%, 12/1/06                                               60,000          59,775
Trans World Airlines
  11.50%, 12/15/04                                             65,000          45,500
  11.38%, 3/1/06                                               30,000          12,600

                                                         Par             Market
                                                         Amount          Value
Transportation & Shipping (Cont.)
---------------------------------------------------------------------------------------
Union Pacific
  7.38%, 9/15/09                                         $    545,000    $    529,715
US Air
  9.63%, 9/1/03                                               175,000         175,875
---------------------------------------------------------------------------------------
                                                                            1,987,539
Utilities: 0.4%
---------------------------------------------------------------------------------------
Arizona Public Service
  6.75%, 11/15/06                                             315,000         295,577
Calpine
  10.50%, 5/15/06                                             140,000         147,350
  8.75%, 7/15/07                                              120,000         120,750
  7.88%, 4/1/08                                                50,000          48,250
  7.75%, 4/15/09                                               80,000          76,000
Cleveland Electric Illuminating
  9.50%, 5/15/05                                               30,000          31,167
  6.86%, 10/1/08                                               70,000          64,298
CMS Energy
  6.75%, 1/15/04                                               70,000          65,129
  7.00%, 1/15/05                                              130,000         119,466
El Paso Electric
  9.40%, 5/1/11                                                10,000          10,700
Jersey Central Power & Light
  6.85%, 11/27/06                                             115,000         110,544
KN Energy
  6.45%, 3/1/03                                               320,000         310,411
Midland Funding
  10.33%, 7/23/02                                              24,130          25,337
  11.75%, 7/23/05                                              80,000          87,500
  13.25%, 7/23/06                                             100,000         120,125
Niagara Mohawk Power
  7.63%, 10/1/05                                               30,000          29,769
Niagara Mohawk Power Series E
  7.38%, 7/1/03                                                30,000          29,805
Northeast Utilities
  8.38%, 3/1/05                                                27,200          27,016
Northeast Utility
  8.58%, 12/1/06                                               12,380          12,268
Ram Energy
  11.50%, 2/15/08                                              30,000          13,500
---------------------------------------------------------------------------------------
                                                                            1,744,962
                                                            Par
Foreign Bonds:  7.8%                                        Amount***
---------------------------------------------------------------------------------------
Australian Government (Australia)
  8.75%, 8/15/08                                            2,655,000       1,948,893
Bundesrepublic Deutschland (Germany)
  5.63%, 1/4/28                                             3,857,100       3,697,584
Bundesrepublic Deutschland (Germany)
Series 98
  4.75%, 7/4/28                                               310,000         261,144
Bundesschatzanweisungen (Germany)
Series 99
  3.00%, 3/16/01                                            5,000,000       4,980,921
Canada Government (Canada)
  5.50%, 6/1/09                                             2,160,000       1,419,871
Deutschland Republic (Germany)
  6.75%, 7/15/04                                              325,000         352,185
French Treasury Bill (France)
  4.00%, 1/12/00                                            6,300,000       6,341,903
Government of Canada (Canada)
  4.50%, 6/1/01                                            21,280,000      14,515,900
Province of Ontario (Canada)
  5.50%, 10/1/08                                              475,000         423,292
Quebec Province (Canada)
  7.00%, 1/30/07                                              355,000         347,645
  5.75%, 2/15/09                                              255,000         226,980
Repapa New Brunswick (Canada)
  10.63%, 4/15/05                                              90,000          83,250
Sweden (Kingdom of) (Sweden)
  5.50%, 4/12/02                                            3,800,000         451,077
United Kingdom Treasury Bond (United Kingdom)
  9.75%, 8/27/02                                            1,730,000       3,011,319
---------------------------------------------------------------------------------------
                                                                           38,061,964

Total Long-Term Debt Investments:  28.5%
(Cost $145,183,170)                                                       139,668,687
---------------------------------------------------------------------------------------

                         Global Asset Allocation Fund 8

                                                             Number       Market
Common Stock:                                                of Shares    Value
---------------------------------------------------------------------------------------
Aerospace & Defense: 0.8%
---------------------------------------------------------------------------------------
Boeing                                                         30,385     $ 1,262,877
Career Education *                                              2,800         103,075
Honeywell International                                         6,755         389,679
Northrop                                                        5,745         310,589
United Technologies                                            26,450       1,719,250
---------------------------------------------------------------------------------------
                                                                            3,785,470
Automobiles & Auto Parts: 0.7%
---------------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) (Germany)                       20,029         613,810
Cooper Industries                                              13,750         556,016
CSX Auto *                                                      7,000         122,500
Ford Motor                                                     13,765         735,567
General Motors                                                 12,490         907,867
Meritor Automotive                                              3,916          75,873
TRW                                                            13,750         714,141
---------------------------------------------------------------------------------------
                                                                            3,725,774
Banking, Finance & Insurance:  8.4%
---------------------------------------------------------------------------------------
ACE Limited                                                     8,305         138,590
Aetna                                                           2,800         156,275
Allstate                                                       15,290         366,960
American Express                                               10,600       1,762,250
American General                                               23,050       1,748,919
American International Group                                   22,708       2,455,303
Aon                                                             9,715         388,600
Associates First Capital Class A                               20,700         567,956
Axa-UAP (France)                                                4,428         616,788
Banca popolare di Brescia (Italy)                               3,200         282,933
Bank of America                                                21,377       1,072,858
Bank of Ireland (Ireland)                                           1               7
Bank One                                                       29,333         940,489
Banque Nationale de Paris (France)                              3,374         311,052
Barclays PLC (United Kingdom)                                  19,048         549,317
Capital One Financial                                          13,300         640,894
Charles River Associates *                                      3,200         106,000
Charter One Financial                                          42,290         808,796
Cigna                                                          10,920         879,743
Citigroup                                                      80,528       4,474,337
Comerica                                                       15,390         718,521
Credit Suisse Group - Reg (Switzerland)                         1,945         386,606
DBS Group Holdings (Singapore)                                 15,282         250,494
Federal National Mortgage                                      13,310         831,043
Fifth Third Bancorp                                            17,250       1,265,180
Financiere et Industrielle Gaz et Eaux (France)                    11             644
First Security                                                 22,100         564,241
First Union                                                    19,030         624,422
Firstar                                                        56,660       1,196,943
Fleet Boston Financial                                         27,365         952,644
Fuji Bank (Japan)                                              42,000         408,382
Grupo Financiero Banamex Accival (Mexico)                      19,200          77,003
HSBC Holdings (United Kingdom)                                    200           2,804
Hutchison Whampoa (Hong Kong)                                  10,000         145,366
ING Groep (Netherlands)                                        20,178       1,217,270
Investor AB - B Shares (Sweden)                                57,495         811,255
Jefferson Pilot Corporation                                    10,200         696,150
Julius Baer Holding AG (Switzerland)                              172         519,575
Keppel Tatlee Bank Limited (Singapore)                         83,000         183,392
Lehman Brothers Holdings                                        5,750         486,953
Merrill Lynch & Company                                         7,365         614,978
Morgan (J.P.)                                                   6,610         836,991
National City                                                  27,375         648,445
National Discount Brokers *                                     4,100         108,138
Nikko Securities (Japan)                                      152,000       1,924,465
Northern Trust                                                  6,600         352,481
Overseas Chinese Banking (Singapore)                           14,700         135,041
Overseas Union Bank (Singapore)                                31,519         184,516
PNC Financial Group                                            18,340         816,130
Promise (Japan)                                                 4,480         228,113
Providian Financial                                            11,585       1,054,959
ReliaStar Financial                                            20,035         785,122
Societe Generale (France)                                       1,352         314,326
Svenska Handelsbanken A Shares (Sweden)                        10,749         135,238
Travelers Property Casualty Class A                            12,215         418,364
United Overseas Bank (Singapore)                               14,784         130,486
U.S. Bancorp                                                   14,565         346,829
Washington Mutual                                              19,052         495,352


                                                             Number       Market
                                                             of Shares    Value
Banking, Finance & Insurance (Cont.)
---------------------------------------------------------------------------------------
Wells Fargo                                                    40,680     $ 1,644,998
Zions                                                           7,700         455,744
---------------------------------------------------------------------------------------
                                                                           41,237,671
Buildings & Materials: 0.5%
---------------------------------------------------------------------------------------
Bouygues (France)                                               1,520         965,306
CRH (Ireland)                                                  31,814         685,211
Insituform Technologies Class A *                               7,800         218,888
Lafarge SA (France)                                             4,638         539,611
---------------------------------------------------------------------------------------
                                                                            2,409,016
Business Services: 0.5%
---------------------------------------------------------------------------------------
Aegis Group (United Kingdom)                                   88,326         324,460
Daisytek International *                                        7,300         170,409
Invensys (United Kingdom)                                     116,802         631,811
Jupiter Communications *                                        2,200          67,169
Learning Tree International *                                   5,100         142,641
Management Network Group *                                      5,000         163,750
NCO Group *                                                     5,550         165,633
On Assignment *                                                 5,900         175,341
ProBusiness Services *                                          8,600         309,063
ProsoftTraining.com *                                           8,600          89,763
Securicor (United Kingdom)                                     57,771         148,320
---------------------------------------------------------------------------------------
                                                                            2,388,360
Cable, Media & Publishing: 4.5%
---------------------------------------------------------------------------------------
Acme Communications *                                           9,500         319,438
AMFM *                                                            600          46,950
Asatsu-DK (Japan)                                               1,700         114,859
AT&T - Liberty Media - A *                                     52,392       2,973,246
Carlton Communications (United Kingdom)                        69,600         683,851
CBS                                                            22,800       1,457,775
Citadel Communications *                                       10,300         668,213
Classic Communications *                                        2,600          95,388
Clear Channel Communications                                   20,600       1,838,550
Cumulus Media *                                                17,500         887,031
Havas Advertising (France)                                      1,033         439,777
Interep National Radio *                                        4,200          54,994
InterPublic Group                                              29,500       1,701,781
Jones Intercable *                                              3,200         220,400
Lamar Advertising *                                             1,200          72,563
McGraw-Hill                                                     9,125         562,328
Mediaset SpA (Italy)                                           51,344         797,865
Omnicom Group                                                   6,600         660,000
Pegasus Communications *                                        7,000         678,125
Precision Response *                                            4,800         116,100
Publicis (France)                                                 813         306,841
Radio One *                                                     7,200         663,975
Radio Unica Communications *                                    3,500         102,156
Salem Communications Class A *                                 11,700         270,197
Spanish Broadcasting Systems *                                    700          21,000
The Ackerley Group                                              9,700         175,813
The News Corporation                                           24,669         943,589
Time Warner                                                    23,600       1,709,525
Times Mirror 'A'                                               13,135         880,045
Viacom Class B *                                               39,300       2,375,194
Wink Communications *                                             700          42,022
WPP Group (United Kingdom)                                     28,841         454,053
---------------------------------------------------------------------------------------
                                                                           22,333,644
Chemicals: 1.1%
---------------------------------------------------------------------------------------
Akzo Nobel (Netherlands)                                       13,379         670,572
Avery Dennison                                                  2,900         211,338
Celanese (Germany)                                              1,270          23,519
Clariant (Switzerland)                                          1,081         515,279
Dow Chemical                                                    6,895         921,344
DuPont (E.I.) deNemours                                        11,600         764,150
Monsanto                                                       26,130         930,881
PPG Industries                                                  7,295         456,393
Praxair                                                        17,300         870,406
---------------------------------------------------------------------------------------
                                                                            5,363,882
Computers & Technology: 10.3%
---------------------------------------------------------------------------------------
About.com *                                                     3,100         277,644
Aehter Systems                                                  1,700         122,081
Airgate PCS *                                                   9,900         523,463
Allaire *                                                       1,500         219,938
Allscripts *                                                    3,200         139,400

                         Global Asset Allocation Fund 9

                                                             Number       Market
                                                             of Shares    Value
Computers & Technology (Cont.)
---------------------------------------------------------------------------------------
America Online                                                 33,900     $ 2,557,331
Apple Computer                                                 11,500       1,181,984
ASM Lithography Holdings (Netherlands)                          3,140         348,576
Aware *                                                         9,300         341,194
Backweb Technologies *                                          3,500         147,328
Be Free *                                                       2,200         158,125
Black Box *                                                     4,700         315,488
BMC Software *                                                 16,700       1,334,434
Braun Consulting *                                             13,900         999,063
Brio Technology *                                               7,600         318,250
Business Objects ADR *                                          5,700         757,744
C-bridge Internet Solutions *                                   3,300         161,906
Cisco Systems *                                                31,600       3,384,163
Clarify *                                                       2,500         316,953
Compaq Computer                                                15,610         422,446
Comverse Technology *                                           4,500         651,234
Crossroads Systems *                                              700          59,019
Cybex Computer Products *                                       4,700         192,113
CYSIVE *                                                        1,100          79,853
Dell Computer *                                                26,700       1,360,866
Dendrite International *                                       10,200         343,613
Digimarc *                                                        300          15,009
Dset *                                                         13,700         512,466
E-Stamp *                                                       4,800         106,200
Earthweb *                                                      1,700          85,478
Ebenx *                                                           900          40,781
Eclipsys *                                                      8,100         207,816
Egain Communications *                                            400          15,000
Electronic Data Systems                                        27,720       1,855,508
EMC *                                                          14,900       1,627,825
Emulex *                                                        7,400         835,969
Exchange Applications *                                         6,200         343,713
Flycast Communications *                                        3,000         389,156
Fujitsu (Japan)                                                 8,600         392,421
Globix *                                                       11,400         681,150
Harris Interactive *                                            5,800          75,944
Hewlett-Packard                                                16,130       1,837,812
Igen International *                                            2,200          65,313
Informatica *                                                   3,300         347,325
Inso *                                                          3,600         116,325
International Business Machines                                15,491       1,673,028
Intervu *                                                       3,700         386,881
Keynote Systems *                                               2,000         145,500
Lexmark International Group A *                                 4,100         371,050
Macrovision *                                                   4,700         346,625
Marketwatch.com *                                               3,000         110,063
McAfee.com *                                                    3,500         159,250
Micromuse *                                                     4,400         748,550
Microsoft *                                                    56,400       6,582,883
Multex.com *                                                    3,100         116,638
Nanometrics *                                                   8,510         170,200
NCR *                                                          22,770         862,414
Net Perceptions *                                               2,826         118,692
Netegrity *                                                     5,600         318,675
OnDisplay *                                                       200          18,075
Oracle *                                                       17,500       1,960,547
Predictive Systems *                                            3,300         218,006
Proxicom *                                                      3,900         484,453
Razorfish *                                                     4,850         461,053
Rowecom *                                                       8,000         366,500
SAP AG (Germany)                                                    7           3,438
SAP AG-Vorzug (Germany)                                           556         338,829
SeaChange International *                                      10,500         370,781
Seagate Technology *                                            8,745         407,189
Silknet Software *                                              2,600         428,675
Silverstream Software *                                         2,400         286,725
Spyglass *                                                      2,500          94,609
Sun Microsystems *                                             27,400       2,120,931
Technology Solutions *                                         10,900         355,272
U.S. Interactive *                                              3,100         132,138
Veritas Software *                                              4,850         694,005
Verity *                                                        9,600         408,300
Viant Services US *                                               700          68,469
Worldgate Communications *                                      3,300         156,853
Xerox                                                          18,545         420,740
Yahoo *                                                         3,469       1,501,101
Zamba                                                           6,800         117,725

                                                             Number       Market
                                                             of Shares    Value
Computers & Technology (Cont.)
---------------------------------------------------------------------------------------
Zoran *                                                        11,900     $   669,003
---------------------------------------------------------------------------------------
                                                                           50,459,286
Consumer Products: 2.1%
---------------------------------------------------------------------------------------
Benesse (Japan)                                                 1,600         385,410
Clorox                                                         10,200         513,825
Corning                                                         5,600         722,050
Estee Lauder Class A                                           22,500       1,134,844
Fancl (Japan)                                                     400         107,319
Ito-Yokado,Ltd. (Japan)                                         7,000         760,832
Kimberly-Clark                                                 30,770       2,007,743
Minnesota Mining & Manufacturing                                6,695         655,273
Provant *                                                       4,997         125,237
Shiseido (Japan)                                               35,000         510,649
Tyco International                                             84,560       3,287,270
---------------------------------------------------------------------------------------
                                                                           10,210,452
Consumer Services: 0.1%
---------------------------------------------------------------------------------------
Service International                                          65,005         450,972
---------------------------------------------------------------------------------------

Electronics & Electrical Equipment: 7.4%
---------------------------------------------------------------------------------------
Act Manufacturing *                                            13,000         489,531
Advantest (Japan)                                               3,600         951,775
Alpha Industries                                                3,300         188,925
Anadigics *                                                     7,400         349,881
ATMI *                                                          4,900         161,547
Canon (Japan)                                                     400          15,902
Credence Systems *                                              7,100         612,597
DII Group *                                                     8,800         624,525
Eaton                                                           7,785         565,386
Emerson Electric                                                8,950         513,506
Etec Systems *                                                  3,100         139,500
Exar *                                                          3,400         200,388
General Electric                                               35,600       5,509,100
Globespan *                                                     1,800         116,888
Hadco *                                                         4,300         219,300
Hon Hai Precision 144A                                         24,400         186,797
Intel                                                          19,500       1,604,484
JDS Uniphase *                                                  8,600       1,387,288
Kent Electronics Corporation *                                  6,800         154,700
Kyocera (Japan)                                                 7,400       1,920,196
LTX *                                                          14,100         318,131
Maker Communications *                                          9,900         424,463
Micrel *                                                        7,100         404,700
Motorola                                                       31,360       4,617,760
NEC (Japan)                                                    29,000         691,456
Novadigm *                                                      7,300         152,388
Philips Electronics (Netherlands)                               8,143       1,106,396
Power Integrations *                                            5,500         261,078
Raytheon-Class A                                               11,990         297,502
Rockwell International                                         21,675       1,037,691
Rudolph Technologies *                                          2,500          83,750
Samsung Electronics (South Korea)                               3,497         819,201
Sharp (Japan)                                                  20,000         512,117
Silicon Image *                                                   400          27,963
Sipex *                                                        10,400         255,125
Smiths Industries (United Kingdom)                             34,074         499,300
Solectron *                                                    16,700       1,588,588
Sony (Japan)                                                    9,500       2,818,604
STMicroelectronics N.V.                                         2,447         370,568
Texas Instruments                                               9,500         920,313
Toshiba Corporation (Japan)                                    87,000         664,480
TriQuint Semiconductor *                                        3,600         400,163
Veeco Instruments *                                             4,500         210,516
Whirlpool                                                       9,745         634,034
Winbond Electronic GDR 144A                                     9,000         204,750
Winbond Electronic GDR                                            400           9,250
Xilinx *                                                       19,400         882,094
Zygo *                                                          2,600          52,650
---------------------------------------------------------------------------------------
                                                                           36,177,247
Energy: 4.2%
---------------------------------------------------------------------------------------
Atlantic Richfield                                              9,085         785,853
BP Amoco (United Kingdom)                                       1,700          17,115
Burlington Resources                                            4,800         158,700
Burlington Resources (Canada)                                   8,900         296,605

                         Global Asset Allocation Fund 10

                                                             Number       Market
Energy (Cont.)                                               of Shares    Value
---------------------------------------------------------------------------------------
Chevron                                                         8,530     $   738,911
Conoco                                                         60,580       1,499,355
El Paso Energy                                                 16,985         659,230
Enron                                                          38,600       1,712,875
Exxon Mobil                                                    57,337       4,619,212
Independent Energy Holdings ADR *                              14,800         489,788
Occidental Petroleum                                           34,650         749,306
Royal Dutch Petroleum ADR                                      38,190       2,308,108
Schlumberger Limited                                           11,045         621,281
Shell Transport & Trading (United Kingdom)                    266,838       2,215,715
Texaco                                                          6,120         332,393
Tosco                                                          21,005         571,073
Total Fina SA (France)                                         15,363       2,048,727
Transocean Sedco Forex                                          2,138          72,034
Williams                                                       20,230         618,279
---------------------------------------------------------------------------------------
                                                                           20,514,560
Environmental Services: 0.2%
---------------------------------------------------------------------------------------
Halliburton                                                    11,500         462,875
Waste Management                                               41,640         715,688
---------------------------------------------------------------------------------------
                                                                            1,178,563
Food, Beverage & Tobacco: 1.7%
---------------------------------------------------------------------------------------
Anheuser Busch                                                  7,200         510,300
Compagnie Financiere Richemont AG (Switzerland)                   439       1,047,667
Diageo (United Kingdom) *                                      37,091         297,957
Diedrich Coffee *                                               9,300          38,653
General Mills                                                  11,625         415,594
Groupe Danone (France)                                            849         199,947
Hain Food Group *                                               3,900          87,141
Heinz (H.J.)                                                   14,155         563,546
Kellogg Company                                                20,505         631,810
Pepsi Bottling Group                                           37,575         622,336
PepsiCo                                                        24,070         848,468
Philip Morris                                                  15,015         348,160
Quaker Oats                                                     3,990         261,844
Sara Lee                                                       35,295         778,696
Sysco                                                          14,800         585,525
Tesco (United Kingdom)                                        145,107         442,249
The Seagram Company Ltd.                                       14,295         642,382
---------------------------------------------------------------------------------------
                                                                            8,322,275
Healthcare & Pharmaceuticals: 5.2%
---------------------------------------------------------------------------------------
Abbott Laboratories                                            29,100       1,056,694
Accredo Health *                                                6,900         212,606
Advance Paradigm *                                              7,000         150,719
Albany Molecular Research *                                     2,800          86,975
Allergan                                                        9,600         477,600
American Home Products                                         32,470       1,280,536
Amgen                                                          23,400       1,404,731
Amsurg *                                                        6,200          40,688
Ares-Serono Group (Switzerland)                                   275         587,201
Arthrocare *                                                    2,400         146,700
Aventis (France)                                               15,918         916,384
Bausch & Lomb                                                  10,855         742,889
Baxter International                                           12,835         806,198
Biogen *                                                        6,900         582,834
Bristol-Myers Squibb                                           37,430       2,402,538
Cephalon *                                                      5,900         204,656
Elan (Ireland) *                                               11,194         321,622
Eisai Co. Limited (Japan)                                       9,000         173,170
Genetech *                                                      3,900         524,550
Ilex Oncology *                                                 3,900          94,819
Immunex *                                                       5,600         613,025
Invitrogen *                                                    7,500         449,063
Johnson & Johnson                                              20,500       1,909,063
Mallinckrodt                                                   20,115         639,908
Medicis Pharmaceutical Class A *                                4,425         188,339
MedQuist *                                                      5,000         128,594
Merck & Company                                                18,505       1,240,992
Neurocrine Biosciences *                                        9,400         231,475
Osteotech *                                                     7,200          95,850
Pharmacia & Upjohn (Sweden)                                    23,415       1,053,675
Priority Healthcare-B *                                         7,150         207,127
Province Healthcare *                                           8,300         159,516
Rehabcare Group *                                               7,200         152,100
Renal Care Group *                                              7,125         167,215
ResMed *                                                        5,700         237,975

                                                             Number       Market
                                                             of Shares    Value
Healthcare & Pharmaceuticals (Cont.)
---------------------------------------------------------------------------------------
Sanofi-Synthelabo (France)                                     14,062     $   585,073
Schering-Plough                                                47,600       2,008,125
Tent Healthcare *                                              34,800         817,800
Trimeris *                                                      2,400          56,850
Ventana Medical Systems *                                       3,000          74,813
Warner-Lambert                                                 25,200       2,064,825
Wesley Jessen VisionCare *                                      4,300         162,325
Yamanouchi Pharmaceutical (Japan)                               6,000         209,743
---------------------------------------------------------------------------------------
                                                                           25,667,581
Industrial Machinery: 1.4%
---------------------------------------------------------------------------------------
Advanced Energy Industries *                                    5,000         246,094
Applied Materials *                                            10,400       1,317,225
Deere & Co.                                                     9,360         405,990
Fuji Machine Manufacturing (Japan)                              1,000          80,685
Grainger (W.W.)                                                11,055         528,567
Helix Technology                                                9,100         408,078
Mannesmann AG (Germany)                                        10,028       2,426,280
Parker Hannifin                                                18,505         949,538
PRI Automation *                                                3,100         207,313
Sandvik - A Shares (Sweden)                                     4,756         149,034
Sandvik - B Shares (Sweden)                                     6,010         191,509
---------------------------------------------------------------------------------------
                                                                            6,910,313
Leisure, Lodging & Entertainment: 1.3%
---------------------------------------------------------------------------------------
Carnival Cruise Lines                                           8,100         387,281
Cinar Films Class B *                                           5,700         141,788
Eastman Kodak                                                  12,620         836,075
EMI Group (United Kingdom)                                     62,412         608,187
Granada Group (United Kingdom)                                 90,178         908,609
Grupo Televisa SA GDR                                           7,618         519,929
Hasbro                                                         30,762         586,401
Nippon Television Network (Japan)                                 690         810,771
P.F.Chang's China Bistro *                                      3,440          86,430
Societe Television Francaise (France)                             871         455,841
Sunterra *                                                     12,700         146,050
Tokyo Broadcasting System (Japan)                               2,000          67,760
Walt Disney                                                    28,085         821,486
---------------------------------------------------------------------------------------
                                                                            6,376,608
Metals & Mining: 0.2%
---------------------------------------------------------------------------------------
Alcoa                                                          11,600         962,800
Pohang Iron & Steel (South Korea)                                 250          30,961
Pohang Iron & Steel  ADR                                        2,700          94,500
---------------------------------------------------------------------------------------
                                                                            1,088,261
Packaging & Containers: 0.6%
---------------------------------------------------------------------------------------
Illinois Tool Works                                            10,330         697,921
Owens-Illinois *                                               36,065         903,879
Sealed Air *                                                    8,500         440,406
Smurfit-Stone Container *                                      27,940         683,657
---------------------------------------------------------------------------------------
                                                                            2,725,863
Paper & Forest Products: 0.7%
---------------------------------------------------------------------------------------
Abitibi-Consolidated (Canada)                                  10,200         119,435
Boise Cascade                                                  38,525       1,560,263
Jefferson Smurfit Group (Ireland)                              32,500          96,559
Stora Enso Oyj - A Shares (Finland)                             2,400          42,512
Stora Enso Oyj - R Shares (Finland)                            11,630         202,614
Weyerhaeuser                                                   20,725       1,488,314
---------------------------------------------------------------------------------------
                                                                            3,509,697
Real Estate: 0.2%
---------------------------------------------------------------------------------------
Cheung Kong Holdings (Hong Kong)                               42,000         533,543
Costar Group *                                                  7,200         257,850
---------------------------------------------------------------------------------------
                                                                              791,393
Retail: 3.8%
---------------------------------------------------------------------------------------
99 Cents Only Stores *                                          4,262         163,022
Amazon.com *                                                    5,400         411,244
Ameriking *                                                        75             750
Costco Wholesale                                                2,700         246,291
Colgate-Palmolive                                              19,900       1,293,500
Cost Plus *                                                     7,275         258,490
CVS Corporation                                                17,900         714,881
Dayton Hudson                                                  18,100       1,329,219
Factory 2-U Stores *                                            9,428         270,466
Fatbrain.Com *                                                  4,600         115,144

                         Global Asset Allocation Fund 11

                                                             Number       Market
Retail (Cont.)                                               of Shares    Value
---------------------------------------------------------------------------------------
Federated Department Stores *                                  29,110     $ 1,471,874
Home Depot                                                     54,600       3,743,513
IGO Corporation *                                               6,200          55,800
K Mart                                                         48,910         492,157
Kojima (Japan)                                                  2,700         105,753
Linens  N  Things *                                             7,100         210,338
Rex Stores *                                                    4,900         171,500
Rite Aid                                                       43,300         484,419
SAKS *                                                         30,785         479,092
Sunglass Hut International *                                   12,900         145,931
Tandy                                                          23,900       1,175,581
The Swatch Group (Switzerland)                                     20           4,660
The Swatch Group B Shares (Switzerland)                           190         218,841
TJX                                                            52,800       1,079,100
Tuesday Morning *                                               3,500          63,766
Tweeter Home Entertainment Group *                             11,170         395,139
Wal-Mart Stores                                                50,000       3,456,250
---------------------------------------------------------------------------------------
                                                                           18,556,721
Telecommunications: 9.0%
---------------------------------------------------------------------------------------
Adelphia Business Solutions *                                     606          28,899
Alcatel (France)                                                  220          50,484
Alltel                                                         28,070       2,321,038
A T & T                                                        33,162       1,682,972
BCE (Canada)                                                   17,168       1,560,024
Bell Atlantic                                                  24,495       1,507,973
BellSouth                                                      28,290       1,324,326
British Telecom (United Kingdom) *                             51,373       1,244,280
Cable & Wireless Communications
  (United Kingdom)                                              5,500          78,640
Cable & Wireless Optus (Australia)                             39,500         132,093
Cable & Wireless  (United Kingdom)                             52,600         889,251
China Telecom (Hong Kong)                                     278,000       1,738,059
Comcast - Special Class A                                      22,300       1,126,847
CTC Communications Group *                                      3,800         148,438
Dycom *                                                         8,750         385,547
France Telecom SA (France)                                      5,361         708,439
Grupo Carso Global Telecom (Mexico)                            24,066         224,531
GTE                                                            20,845       1,470,875
Intermedia Communications *                                     3,900         151,125
KDD (Japan)                                                     1,761         244,169
Korea Telecom - ADR                                             4,600         343,850
Lightbridge *                                                   9,000         253,406
Lucent Technologies                                            32,300       2,416,444
MCI Worldcom *                                                 11,250         596,602
Natural Microsystems *                                          7,700         360,697
Nextel Communications *                                        13,249       1,365,889
Nokia                                                          11,972       2,274,680
Nokia Oyj (Finland)                                            13,635       2,470,130
Nortel Networks (Canada)                                        2,607         263,446
NTT Mobile Communications (Japan)                                  12         461,787
Omnipoint *                                                     4,000         481,750
Pinnacle Holdings *                                            21,100         902,025
Powerwave Techologies *                                         4,100         239,209
Price Communications *                                         16,878         469,419
Proxim *                                                        4,500         501,469
Qualcomm *                                                     12,000       2,113,125
Saga Communications *                                           9,285         188,021
SBC Communications                                             78,596       3,831,555
Somera Communications *                                        13,300         165,003
Spectran *                                                      5,100         143,756
Sprint                                                         10,700       1,096,750
Tele Centro Sul Participacoes S.A.                              4,797         435,328
Telecom Italia Mobile SPA (Italy)                             144,874       1,617,016
Telefonaktiebolaget LM Ericsson (Sweden)                       26,004       1,672,529
Telefonos De Mexico SA                                          7,810         878,625
Telesp Celular Participacoes S.A.                              12,090         512,314
Tellabs *                                                       4,400         282,288
Transwitch *                                                    1,600         116,100
United Pan-Europe Communications (Netherlands)                  1,520         194,285
Voicestream Wireless *                                          3,800         539,956
Winstar Communications *                                        2,300         172,931
---------------------------------------------------------------------------------------
                                                                           44,378,395
Textiles, Apparel & Furniture: 0.4%
---------------------------------------------------------------------------------------
Gucci Group NV                                                  8,090         926,305
Lear *                                                         12,150         388,800

                                                             Number       Market
                                                             of Shares    Value
Textiles, Apparel & Furniture (Cont.)
---------------------------------------------------------------------------------------
Newell Rubbermaid                                              17,975     $   521,275
Sportsline USA *                                                5,600         280,350
---------------------------------------------------------------------------------------
                                                                            2,116,730
Transportation & Shipping: 0.9%
---------------------------------------------------------------------------------------
Burlington Northern Santa Fe                                   29,180         707,615
Carey International *                                           5,800         142,281
Cathay Pacific Airways (Hong Kong)                             58,000         103,338
CSX                                                            14,225         446,309
Delta Air Lines                                                 9,810         488,661
Eagle USA Airfreight *                                          9,750         421,383
Expeditors International                                        8,700         379,538
FDX *                                                          11,800         483,063
Fritz *                                                         8,900          94,006
Southwest Airlines                                             66,190       1,071,451
---------------------------------------------------------------------------------------
                                                                            4,337,645
Utilities: 2.5%
---------------------------------------------------------------------------------------
Cinergy                                                        22,785         549,688
Companhia Energetica de Minas Gerais ADR                       14,000         316,140
Consolidated Edison                                            18,080         623,760
DDI (Japan)                                                        78       1,069,278
Dominion Resources/Virginia                                    16,555         649,784
Duke Energy                                                    15,735         788,717
Edison International                                           27,515         720,549
Entergy                                                        28,805         741,729
HPY Holdings (Finland)                                          1,223          45,851
Helsingin Puhelin Oyj (Finland)                                   600          49,940
Korea Electric Power  ADR                                      16,772         280,931
Nippon Telegraph & Telephone (Japan)                               51         873,929
Scottish Power (United Kingdom)                                54,751         413,742
Sprint *                                                       46,800       3,150,225
Telefonica (Spain)                                             26,425         659,567
Texas Utilities                                                17,380         618,076
Vivendi (France)                                                7,554         681,584
---------------------------------------------------------------------------------------
                                                                           12,233,490

Total Common Stock: 68.7%
(Cost $224,280,268)                                                       337,249,869
---------------------------------------------------------------------------------------

Preferred Stocks:
---------------------------------------------------------------------------------------
Ameriking 13.00%                                                4,390          96,584
California Federal 9.13%                                        4,000          90,250
Capstar Broadcasting 12.00%                                       314          36,110
Chevy Chase 10.38%                                                670          32,579
Citadel Broadcasting PIK 13.25%                                   503          57,342
Concentric Network 13.50%                                         227          22,246
CSC Holdings PIK 11.75%                                           561          60,889
CSC Holdings PIK 11.125%                                          188          21,334
Dobson Communications 12.25%                                      100          10,050
Dobson Communications PIK 13.00%                                1,065         102,264
First Rep Cap 144A 10.50%                                       1,000          92,250
Global Crossing 10.50%                                            860          86,323
Intermedia Communications PIK 13.50%                            1,100         105,600
IXC Communications 12.50%                                         413          45,837
Loislaw.Com                                                     5,800         229,463
Nebco Evans Holding 11.25%                                          9             324
Nextel Communications 13.00%                                      266          27,557
Nextel Communications PIK 11.13%                                  180          18,180
Nextlink Communications 14.00%                                    798          44,687
Paxson Communications Pik 13.25% 144A                             746          75,384
Paxson Communications 12.50%                                       70           7,140
Pohang Iron & Steel 144A                                          300          33,631
Public Service New Hampshire 10.60%                             1,055          26,639
R&B Falcon 13.88%                                                 500          52,750
Winstar Communications 14.25%                                     500          53,250
---------------------------------------------------------------------------------------

Total Preferred Stock: 0.3%
(Cost $1,428,254)                                                           1,428,663
---------------------------------------------------------------------------------------

Warrants/Rights:
---------------------------------------------------------------------------------------

Anker Coal Group                                                    4               0
Birch Telecom Warrants                                             30           1,650
Cellnet Data Systems                                              125           1,313
Diva Systems Warrants                                             510           4,080
DTI Holdings                                                      310               2
Epic Resorts                                                       30               0

                         Global Asset Allocation Fund 12

                                                              Number      Market
                                                              of Shares   Value
Warrants/Rights (Cont.)
---------------------------------------------------------------------------------------
Firstworld Communications Warrants                                140     $    16,800
Globalstar Telecom                                                206           5,500
KMC Telecom Holdings                                              125           3,125
Knology Holdings Warrants                                           -             221
Long Distance International Warrants                              150              20
Mediq                                                              40               0
MGC Communication Warrants                                         80           1,020
Onepoint Communications Warrants                                   20             200
Orbital Imaging                                                   350           1,000
Pohang Iron & Steel                                               646          72,352
PowerTel Warrants                                               1,280           8,668
Startec Global                                                     50             600
Telehub Communications                                            499              75
---------------------------------------------------------------------------------------

Total Warrants/Rights: 0.0%
(Cost $76,714)                                                                116,626
---------------------------------------------------------------------------------------

Options:
---------------------------------------------------------------------------------------
USD call on Japanese Yen                                            7       2,248,810
---------------------------------------------------------------------------------------

Total Options:  0.5%
(Cost $1,840,973)                                                           2,248,810
---------------------------------------------------------------------------------------

Total Investments:  98.0%
(Cost $372,809,379)                                                       480,712,655
---------------------------------------------------------------------------------------
Other Asset over Liabilities:  2.0%                                        10,090,884
---------------------------------------------------------------------------------------

Net Assets:  100.0%
(Equivalent to $16.793 per share based on
29,226,348 shares issued and outstanding)                                $490,803,539
---------------------------------------------------------------------------------------

Components of Net Assets at December 31, 1999:
---------------------------------------------------------------------------------------
Common Stock, par value $.01 per share,
50,000,000 authorized shares                                            $     292,263
Paid in capital in excess of par value of shares issued                   356,665,639
Undistributed net investment income (++)                                      375,166
Accumulated net realized gain on investment
transactions and futures contracts                                         31,586,124
Net unrealized appreciation of investments, foreign
currencies, and futures contracts                                         101,884,347
---------------------------------------------------------------------------------------

Total Net Assets                                                         $490,803,539
---------------------------------------------------------------------------------------

*   Non-income producing security.
**  Security is currently in default.
*** Par amounts for foreign debt are expressed in local currency
    ADR - American Depository Receipt
    GDR - Global Depository Receipt
    PIK - Pay in kind security.

(1)  Step-up Bond
(+)  Fully or partially pledged as collateral for open futures contracts.
(++) Undistributed net investment income includes net realized gains (losses) on foreign curriencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 13

Lincoln National Global Asset Allocation Fund, Inc.

Statement of Operations

Year ended December 31, 1999

Investment income:
 Interest                                                    $ 10,333,476
----------------------------------------------------------------------------
 Dividends                                                      4,181,994
----------------------------------------------------------------------------
 Less: Foreign withholding tax                                    (91,819)
----------------------------------------------------------------------------
  Total investment income                                      14,423,651
----------------------------------------------------------------------------

Expenses:
 Management fees                                                3,493,557
----------------------------------------------------------------------------
 Accounting fees                                                  370,438
----------------------------------------------------------------------------
 Custody fees                                                     388,961
----------------------------------------------------------------------------
 Printing and postage                                             121,457
----------------------------------------------------------------------------
 Legal fees                                                        34,662
----------------------------------------------------------------------------
 Directors fees                                                     4,200
----------------------------------------------------------------------------
 Other                                                             29,332
----------------------------------------------------------------------------
  Total expenses                                                4,442,607
----------------------------------------------------------------------------
Net investment income                                           9,981,044
----------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments,
futures contracts, and foreign currency:
 Net realized gain (loss) on:
  Investment transactions                                      46,345,890
----------------------------------------------------------------------------
  Futures contracts                                           (11,177,806)
----------------------------------------------------------------------------
  Foreign currency transactions                                (1,515,777)
----------------------------------------------------------------------------
  Net realized gain on investments, futures
  contracts, and foreign currency transactions                 33,652,307
----------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of:
----------------------------------------------------------------------------
   Investments and futures contracts                            9,636,910
----------------------------------------------------------------------------
   Foreign currency                                            (1,385,169)
----------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation
   of investments, futures contracts, and foreign currency      8,251,741
----------------------------------------------------------------------------
Net realized and unrealized gain on investments, futures
contracts, and foreign currency                                41,904,048
----------------------------------------------------------------------------
Net increase in net assets resulting from operations          $51,885,092
----------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                       Year ended      Year ended
                                                       12/31/99        12/31/98
                                                       -----------------------------
Changes from operations:
 Net investment income                                 $  9,981,044    $ 10,912,966
------------------------------------------------------------------------------------
 Net realized gain on investment transactions,
futures contracts, and foreign currency transactions     33,652,307      10,444,954
------------------------------------------------------------------------------------
 Net change in unrealized appreciation /depreciation
 of investments, futures contracts, and foreign currency  8,251,741      36,086,153
------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                51,885,092      57,444,073
------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                   (8,090,100)    (16,888,181)
------------------------------------------------------------------------------------
 Net realized gain on investment transactions           (13,318,486)    (33,708,317)
------------------------------------------------------------------------------------
  Total distributions to shareholders                   (21,408,586)    (50,596,498)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions               (29,826,853)     45,216,416
------------------------------------------------------------------------------------
 Total increase in net assets                               649,653      52,063,991
------------------------------------------------------------------------------------
Net Assets, beginning of year                           490,153,886     438,089,895
------------------------------------------------------------------------------------
Net Assets, end of year                                $490,803,539    $490,153,886
------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 14

Lincoln National Global Asset Allocation Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the year)


                                             Year ended December 31,
                                             1999      1998      1997      1996      1995
                                             --------------------------------------------------
Net asset value, beginning of year           $ 15.759  $ 15.628  $ 14.226  $ 13.391  $ 11.144

Income from investment operations:
   Net investment income(2)                     0.323     0.357     0.383     0.392     0.412
   Net realized and unrealized gain
      on investments and foreign currency       1.409     1.585     2.205     1.522     2.247
                                             --------------------------------------------------
   Total from investment operations             1.732     1.942     2.588     1.914     2.659
                                             --------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income        (0.266)   (0.589)        -    (0.392)   (0.412)
   Distributions from net realized gain on
      investment transactions                  (0.432)   (1.222)   (1.186)   (0.687)        -
                                             --------------------------------------------------
Total dividends and distributions              (0.698)   (1.811)   (1.186)   (1.079)   (0.412)
                                             --------------------------------------------------
Net asset value, end of year                 $ 16.793  $ 15.759  $ 15.628  $ 14.226  $ 13.391
                                             --------------------------------------------------

Total Return(1)                                 11.36%    13.50%    19.47%    15.04%    23.95%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.91%     0.91%     0.89%     1.00%     0.92%
   Ratio of net investment income
      to average net assets                      2.05%     2.36%     2.77%     2.93%     3.36%
   Portfolio Turnover                          134.31%   133.84%   178.40%   167.33%   146.49%
   Net assets, end of year (000 omitted)     $490,804  $490,154  $438,090  $316,051  $248,772

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Per share information for the years ended December 31, 1999 and 1998 were based on the average shares outstanding method.

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 15

Lincoln National Global Asset Allocation Fund, Inc.

Notes to Financial Statements

December 31, 1999

The Fund: Lincoln National Global Asset Allocation, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt investments are valued at their mean quotations. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last asked price for options written and the last bid price for options purchased. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of such assets and liabilities at the end of the period resulting from changes in exchange rates.

Options: The Fund may purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked- to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. The Fund did not write any options during the year ended December 31, 1999.


                         Global Asset Allocation Fund 16

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $200,000,000 of the average daily net assets of the Fund, .70% of the next $200,000,000, and .68% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Putnam Investments, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1999 are as follows:

         Aggregate     Aggregate     Gross         Gross          Net
         Cost of       Proceeds      Unrealized    Unrealized     Unrealized
         Purchases     From Sales    Appreciation  Depreciation   Appreciation
         ---------------------------------------------------------------------
         $330,261,365  $335,064,620  $123,569,696  $(16,074,257)  $107,495,439



                         Global Asset Allocation Fund 17

4. Supplemental Financial Instrument Information

Forward Foreign Currency Contracts: The Fund may enter into forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at December 31, 1999 were as follows:

         Contracts to      Foreign                   U.S. Cost                        Unrealized
         Receive (Deliver) Currency                  (Proceeds)     Settlement Dates  Gain (Loss)
----------------------------------------------------------------------------------------------------
             19,351,840    Australian Dollar         $12,556,556    February 2000     $   164,576
             (2,540,312)   Australian Dollar          (1,621,766)   February 2000         (48,134)
                (87,668)   Canadian Dollar               (60,746)   January 2000             (424)
              6,928,500    Canadian Dollar             4,753,525    February 2000          50,894
            (23,392,100)   Canadian Dollar           (15,812,664)   February 2000        (408,083)
              7,653,076    Danish Kroner               1,092,895    February 2000         (55,041)
                145,487    European Monetary Unit        146,559    January 2000              240
             (3,969,436)   European Monetary Unit     (3,996,343)   January 2000            3,658
             36,693,400    European Monetary Unit     38,961,129    February 2000      (1,935,042)
            (20,818,700)   European Monetary Unit    (22,126,001)   February 2000       1,118,544
            (67,700,000)   Greek Drachma                (217,008)   February 2000          11,089
             67,750,000    Greek Drachma                 217,441    February 2000         (11,370)
             (5,340,000)   Hong Kong Dollar             (686,640)   February 2000            (233)
             13,102,375    Japanese Yen                  128,367    January 2000               82
         (2,927,232,880)   Japanese Yen              (27,867,381)   February 2000        (962,858)
          3,454,871,030    Japanese Yen               32,744,314    February 2000       1,282,619
               (109,628)   Great Britain Pound          (177,019)   January 2000             (186)
                  8,089    Great Britain Pound            13,063    January 2000              (42)
             (8,932,000)   Great Britain Pound       (14,553,542)   February 2000         129,017
              5,128,200    Great Britain Pound         8,234,583    February 2000          47,084
              1,710,000    Norwegian Kroner              218,754    February 2000          (5,216)
                160,000    New Zealand Dollar             84,709    February 2000          (1,055)
               (260,000)   Singapore Dollar             (155,488)   February 2000            (940)
                  7,248    Swiss Francs                    4,554    January 2000               14
              2,157,710    Swiss Francs                1,405,461    February 2000         (44,512)
               (198,411)   Swedish Krona                 (23,332)   January 2000              (66)
            (11,610,000)   Swedish Krona              (1,419,986)   February 2000          51,614
             42,364,910    Swedish Krona               5,039,372    February 2000         (46,179)
                                                                                      ------------
                                                                                      $  (659,950)
                                                                                      ============

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at December 31, 1999 was $3,405,053. The unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Financial futures contracts open at December 31, 1999 were as follows:

                                                    Notional                          Unrealized
         Contracts to Buy (Sell)                   Cost Amount    Expiration Dates    Gain (Loss)
--------------------------------------------------------------------------------------------------
        (145) CAC 40 Index contracts              $ (8,165,271)      January 2000    $  (583,547)
         (40) S&P 500 Index contracts              (14,303,661)      March 2000         (538,339)
         (28) NASDAQ 100 Index contracts           (10,715,540)      March 2000       (1,673,320)
         515  U.S. 10 Year Treasury note contracts  50,331,508       March 2000         (963,930)
        (101) Russell 2000 Index contracts         (25,679,001)      March 2000       (2,073,474)
         (10) Gilt contracts                        (1,854,328)      March 2000           55,391
         (92) Ftse 100 Index contracts             (10,079,661)      March 2000         (284,840)
         (64) Euro Eurobond contracts               (6,760,395)      March 2000           52,446
          17  Euro Eurobond contracts                1,803,673       March 2000          (21,874)
           7  Australian All Ords Index contracts      350,517       March 2000           10,735
         (15) Australian All Ords Index contracts     (752,359)      March 2000          (20,766)
         (16) Dax Index contracts                   (2,508,069)      March 2000         (320,860)
          48  Japan 10 Year contracts               28,863,710       March 2000        2,352,147
         (78) Nikkei 225 Index contracts            (7,053,361)      March 2000         (137,531)
          12  MIB 30 Index contracts                 2,402,743       March 2000          216,181
                                                                                     ------------
                                                                                     $(3,931,581)
                                                                                     ============

                         Global Asset Allocation Fund 18

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At December 31, 1999 the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                              Shares Issued Upon                                  Net Increase (Decrease)
                      Capital                 Reinvestment of         Capital Shares              Resulting From Capital
                      Shares Sold             Dividends               Redeemed                    Share Transactions
                      ------------------------------------------------------------------------------------------------------
                      Shares     Amount       Shares     Amount       Shares       Amount         Shares       Amount
                      ------------------------------------------------------------------------------------------------------
Year ended
  December 31, 1999:    645,023  $10,154,048  1,365,709  $21,408,586  (3,886,646)  $(61,389,487)  (1,875,914)  $(29,826,853)
Year ended
  December 31, 1998:  1,671,912   25,333,336  3,464,248   50,596,498  (2,066,025)   (30,713,418)   3,070,135     45,216,416

7. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                         Global Asset Allocation Fund 19

Lincoln National Global Asset Allocation Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Global Asset Allocation Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Global Asset Allocation Fund, Inc. (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Global Asset Allocation Fund, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 4, 2000